Inventories (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Inventories recognized as an expense	$ 12.8	$ 7.7	$ 37.9	$ 30.4
Concentrate [Member]
Statement Line Items [Line Items]
Inventory write-downs	0.5		0.5	0.1
Spare Parts and Supplies [Member]
Statement Line Items [Line Items]
Inventory write-downs	$ 0.2	$ 0.2	$ 0.2	$ 0.2